FORM N-SAR

                               SEMI-ANNUAL REPORT

                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:            (a)
             or fiscal year ending: 12/31/04   (b)

Is this a transition report? (Y/N)  N
                                  -----

Is this an amendment to a previous filing?  (Y/N)  N
                                                 -----

Those items or sub-items with a box "[/] after the item number should be completed only if the answer has changed from the previous filing on this form.

1.A. Registrant Name: American Family Variable Account I

  B. File Number: 811-10097

  C. Telephone Number: (608) 242-4100, ext 30365

2.A. Street: 6000 American Parkway

  B. City: Madison      C. State: WI  D. Zip Code: 53783 E. Zip Ext.: 0001

  E. Foreign Country:

3.   Is this the first filing on this form by Registrant?  (Y/N)         N
                                                                ------   ----

4.   Is this the last filing on this form by Registrant?  (Y/N)          N
                                                               -------   ---

5.   Is Registrant a small business investment company (SBIC)? (Y/N)     N
                                                                    --   ---
     [If answer is "Y" (Yes), complete only items 89 through 110.]

6.   Is Registrant a unit investment trust (UIT)? (Y/N)                  Y
                                                       ---------------   ---
     [If answer is "Y" (Yes) complete only items 111 through 132.]

For period ending 12-31-04                              If filing more than one
File number 811-10097                                   Page 47, "X" box: |_|


UNIT INVESTMENT TRUSTS

111.A.[/] Depositor Name: American Family Life Insurance Company

    B.[/] File Number (If any):

    C.[/] City: Madison     State:   WI      Zip Code: 53783    Zip Ext.: 0001
                ----------        ----------          ---------          ------
      [/] Foreign Country:              Foreign Postal Code:
                          -------------                     -------------------

112.A.[/] Sponsor Name:

    B.[/] File Number (If any):

    C.[/] City:             State:           Zip Code:          Zip Ext.:
                ----------        ----------          ---------          ------
      [/] Foreign Country:              Foreign Postal Code:
                          -------------                     -------------------

For period ending 12-31-04                              If filing more than one
File number 811-10097                                   Page 48, "X" box: |_|


113.A.[/] Trustee Name:

    B.[/] City:                 State:     Zip Code:         Zip Ext.:
               -----------------      -----         ---------         -------
      [/] Foreign Country:              Foreign Postal Code:
                          -------------                     -------------------

114.A.[/] Principal Underwriter Name: American Family Securities, LLC

    B.[/] File Number:

    C.[/] City:  Madison    State:   WI      Zip Code: 53783    Zip Ext.: 0001
                ----------        ----------          ---------          ------
      [/] Foreign Country:              Foreign Postal Code:
                          -------------                     -------------------

115.A.[/]Independent Public Accountant Name: PricewaterhouseCoopers
                                            ---------------------------------
    B.[/] City: Chicago         State: IL  Zip Code: 60606   Zip Ext.:
               -----------------      -----         ---------         -------
      [/] Foreign Country:              Foreign Postal Code:
                          -------------                     -------------------

For period ending 12-31-04                              If filing more than one
File number 811-10097                                   Page 49, "X" box: |_|

116. Family of investment companies information:

     A.[/] Is Registrant part of a family of investment
           companies? (Y/N)                                                N

     B.[/] Identify the family in 10 letters:

     (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.[/] Is Registrant a separate account of an insurance
           company? (Y/N)                                                  Y

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

     B.[/] Variable annuity contracts? (Y/N)                               N

     C.[/] Scheduled premium variable life contracts? (Y/N)                N

     D. [/] Flexible premium variable life contracts? (Y/N)                Y

     E. [/] Other types of insurance products registered under the
            Securities Act of 1933 (Y/N)                                   N

118.[/] State the number of series existing at the end of the period that had securities registered under the Securities Act
        of 1933                                                            1

119.[/] State the number of new series for which registration statements under the Securities Act of 1933 became effective
        during the period                                                  0

120.[/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's
        omitted)                                                          $0

121.[/] State the number of series for which a current prospectus was
        in existence at the end of the period                              1

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during
         the current period                                                0

For period ending 12-31-04                              If filing more than one
File number 811-10097                                   Page 50, "X" box: |_|

123.[/] State the total value of the additional units considered in answering
item 122 ($000's omitted)                                                 $0

124.[/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series)
($000's omitted)                                                          $0

125.[/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of
Registrant ($000's omitted)                                               $724

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the
portfolio of a subsequent series.) ($000's omitted)                       $0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


A. U.S. Treasury direct issue                  $               $
                                  ----------    ------------    -----------
B. U.S. Government agency                      $               $
                                  ----------    ------------    -----------
C. State and municipal tax-free                $               $
                                  ----------    ------------    -----------
D. Public Utility debt                         $               $
                                  ----------    ------------    -----------
E. Brokers or dealers debt or
   debt of brokers' or dealers'
   parent                                      $               $
                                  ----------    ------------    -----------
F. All other corporate intermed.
   & long term debt                            $               $
                                  ----------    ------------    -----------
G. All other corporate short-
   term debt                                   $               $
                                  ----------    ------------    -----------
H. Equity securities of brokers
   dealers or parents of brokers
   or dealers                                  $               $
                                  ----------    ------------    -----------
I. Investment company equity
   securities                                  $               $
                                  ----------    ------------    -----------
J. All other equity securities        1        $ 12,515        $ 55
                                  ----------    ------------    -----------
K. Other securities                            $               $
                                  ----------    -------------   -----------

L. Total assets of all
   series of registrant               1        $ 12,515        $ 55
                                  ----------    ------------   -----------

For period ending 12-31-04                              If filing more than one
File number 811-10097                                   Page 51, "X" box: |_|

128.[/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period
insured or guaranteed by an entity other than the issuer? (Y/N)            N

    [If answer is "N" (No), go to item 131.]

129.[/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period?
(Y/N)                                                                      N
    [If answer is "N" (No), go to item 131.]

130.[/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or
guarantees? (Y/N)                                                          N

131.[/] Total expenses incurred by all series of Registrant during the current
reporting period ($000's omitted)                                          $68

132.[/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811.                         811.                      811.                       811.                      811.
811.                         811.                      811.                       811.                      811.
811.                         811.                      811.                       811.                      811.
811.                         811.                      811.                       811.                      811.
811.                         811.                      811.                       811.                      811.
811.                         811.                      811.                       811.                      811.
811.                         811.                      811.                       811.                      811.
811.                         811.                      811.                       811.                      811.
811.                         811.                      811.                       811.                      811.

                                 SIGNATURE PAGE

This report is signed on behalf of the Registrant in the City of Madison, and State of Wisconsin, on the 16th day of February, 2005.

American Family Variable Account I (Registrant)
By: American Family Life Insurance Company (Depositor)


By:  /s/ David R. Anderson                  Witness: /s/ Marta Cantu
     ----------------------------                    ---------------------------

     David R. Anderson                               Marta Cantu
     President and C.O.O                             Executive Admin Assistant